Deferred Revenue/Income	6 Months Ended
Jun. 30, 2025
Deferred Revenue/Income
Deferred Revenue/Income

15.  Deferred Revenue/Income

The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue/income.

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Deferred revenue/income–beginning of the period	4,996,043	6,202,276
Additions	1,444,029	1,099,789
Recognition	(870,260)	(1,199,072)
Effects on foreign exchange adjustment	78	5,376
Deferred revenue/income–end of the period	5,569,890	6,108,369

Deferred revenue mainly includes the transaction price allocated to the performance obligations that are unsatisfied, or partially satisfied, which mainly arises from the vehicle connectivity services, the extended warranty services, battery swapping services as well as the points offered to customers, with unrecognized deferred revenue balance of RMB6,202,276 and RMB6,108,369 as of December 31, 2024 and June 30, 2025, respectively.

The Group expects that approximately 53% of the transaction price allocated to unsatisfied performance obligation as at June 30, 2025 will be recognized as revenue during the period from July 1, 2025 to June 30, 2026. The remaining 47% will be recognized during the period from July 1, 2026 to June 30, 2040.